Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Derivative Instruments [Abstract]
Outstanding Notional Amounts of Derivative Instruments
The following table summarizes the outstanding notional amounts of derivative instruments as of the dates indicated (dollars in thousands):

Derivatives	June 30, 2020	December 31, 2019
Notional amount of interest rate swaps	$1,622,700	$2,355,850
Notional amount of swaptions	60,000	40,000
Notional amount of TBAs, net	(33,000)	140,300
Notional amount of Treasury futures	483,500	310,300
Total notional amount	$2,133,200	$2,846,450

Information about Company's Interest Rate Swap Agreements
The following table presents information about the Company’s interest rate swap agreements as of the dates indicated (dollars in thousands):

	Notional Amount	Weighted Average Pay Rate	Weighted Average Receive Rate	Weighted Average Years to Maturity
June 30, 2020	$1,622,700	0.73%	0.94%	6.0
December 31, 2019	2,355,850	1.70%	1.92%	5.3

Information about Company's Interest Rate Swaption Agreements
The following table presents information about the Company’s interest rate swaption agreements as of the dates indicated (dollars in thousands):

	Notional Amount	Weighted Average Pay Rate	Weighted Average Receive Rate(A)		Weighted Average Years to Maturity
June 30, 2020	$60,000	1.67%	LIBOR-BBA	%	10.8
December 31, 2019	40,000	2.38%	LIBOR-BBA	%	10.7

(A)	Floats in accordance with LIBOR.

Information of Treasury Futures Agreements
The following tables present information about the Company’s treasury futures agreements as of the dates indicated (dollars in thousands):

As of June 30, 2020

Maturity	Notional Amount - Long Positions	Notional Amount - Short Positions	Net Notional Amount	Fair Value
5 years	$315,300	$-	$315,300	1,404
10 years	168,200	-	168,200	1,025
Total	$483,500	$-	$483,500	2,429

As of December 31, 2019

Maturity	Notional Amount - Long Positions	Notional Amount - Short Positions	Net Notional Amount	Fair Value
5 years	$262,800	$-	$262,800	(1,009)
10 years	47,500	-	47,500	(764)
Total	$310,300	$-	$310,300	(1,774)

Realized Gain (Loss) Related to Derivatives
The following table presents information about realized gain (loss) on derivatives, which is included on the interim consolidated statements of income (loss) for the periods indicated (dollars in thousands):

Realized Gains (Losses) on Derivatives

		Three Months Ended June 30,		Six Months Ended June 30,
Derivatives	Consolidated Statements of Loss Location	2020	2019	2020	2019
Interest rate swaps	Realized gain (loss) on derivatives, net	$(6,759)	$(5,558)	$(54,624)	$(13,582)
Swaptions	Realized gain (loss) on derivatives, net	(212)	(382)	(212)	(1,144)
TBAs	Realized gain (loss) on derivatives, net	(115)	1,307	344	1,087
Treasury futures	Realized gain (loss) on derivatives, net	11,644	4,268	40,294	5,798
Total		$4,558	$(365)	$(14,198)	$(7,841)

Offsetting Assets
The following tables present information about the Company’s assets and liabilities that are subject to master netting arrangements or similar agreements and can potentially be offset on the Company’s interim consolidated balance sheets as of the dates indicated (dollars in thousands):

Offsetting Assets and Liabilities

As of June 30, 2020

			Net Amounts of Assets and	Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Assets or Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Liabilities Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received (Pledged)	Net Amount
Assets
Interest rate swaps	$30,438	$-	$30,438	$(30,438)	$-	$-
Interest rate swaptions	245	-	245	(245)	-	-
TBAs	896	(597)	299	(299)	-	-
Treasury futures	2,429	-	2,429	9,324	(11,753)	-
Total Assets	$34,008	$(597)	$33,411	$(21,658)	$(11,753)	$-

Liabilities
Repurchase agreements	$1,395,317	$-	$1,395,317	$(1,373,699)	$(21,618)	$-
Interest rate swaps	19,313	-	19,313	(19,313)	-	-
TBAs	597	(597)	-	-	-	-
Total Liabilities	$1,415,227	$(597)	$1,414,630	$(1,393,012)	$(21,618)	$-

As of December 31, 2019

			Net Amounts of Assets and	Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Assets or Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Liabilities Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received (Pledged)	Net Amount
Assets
Interest rate swaps	$17,921	$-	$17,921	$(17,921)	$-	$-
Interest rate swaptions	368	-	368	(368)	-	-
TBAs	2,297	(2,297)	-	-	-	-
Total Assets	$20,586	$(2,297)	$18,289	$(18,289)	$-	$-

Liabilities
Repurchase agreements	$2,337,638	$-	$2,337,638	$(2,276,251)	$(61,387)	$-
Interest rate swaps	10,140	-	10,140	(10,140)	-	-
TBAs	2,720	(2,297)	423	(423)	-	-
Treasury futures	1,774	-	1,774	3,876	(5,650)	-
Total Liabilities	$2,352,272	$(2,297)	$2,349,975	$(2,282,938)	$(67,037)	$-

Offsetting Liabilities
The following tables present information about the Company’s assets and liabilities that are subject to master netting arrangements or similar agreements and can potentially be offset on the Company’s interim consolidated balance sheets as of the dates indicated (dollars in thousands):

Offsetting Assets and Liabilities

As of June 30, 2020

			Net Amounts of Assets and	Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Assets or Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Liabilities Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received (Pledged)	Net Amount
Assets
Interest rate swaps	$30,438	$-	$30,438	$(30,438)	$-	$-
Interest rate swaptions	245	-	245	(245)	-	-
TBAs	896	(597)	299	(299)	-	-
Treasury futures	2,429	-	2,429	9,324	(11,753)	-
Total Assets	$34,008	$(597)	$33,411	$(21,658)	$(11,753)	$-

Liabilities
Repurchase agreements	$1,395,317	$-	$1,395,317	$(1,373,699)	$(21,618)	$-
Interest rate swaps	19,313	-	19,313	(19,313)	-	-
TBAs	597	(597)	-	-	-	-
Total Liabilities	$1,415,227	$(597)	$1,414,630	$(1,393,012)	$(21,618)	$-

As of December 31, 2019

			Net Amounts of Assets and	Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Assets or Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Liabilities Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received (Pledged)	Net Amount
Assets
Interest rate swaps	$17,921	$-	$17,921	$(17,921)	$-	$-
Interest rate swaptions	368	-	368	(368)	-	-
TBAs	2,297	(2,297)	-	-	-	-
Total Assets	$20,586	$(2,297)	$18,289	$(18,289)	$-	$-

Liabilities
Repurchase agreements	$2,337,638	$-	$2,337,638	$(2,276,251)	$(61,387)	$-
Interest rate swaps	10,140	-	10,140	(10,140)	-	-
TBAs	2,720	(2,297)	423	(423)	-	-
Treasury futures	1,774	-	1,774	3,876	(5,650)	-
Total Liabilities	$2,352,272	$(2,297)	$2,349,975	$(2,282,938)	$(67,037)	$-